5. Loans and Allowance for Loan Losses, Troubed Debt Resturcturing (Details) $ in Thousands	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($) contract	Dec. 31, 2013 USD ($)
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	9	12
Pre-Modification Outstanding Recorded Investment	$ 5,882	$ 7,693
Post-Modification Recorded Investment	$ 5,882	$ 7,693
Interest only [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	4	2
Pre-Modification Outstanding Recorded Investment	$ 2,459	$ 2,647
Post-Modification Recorded Investment	$ 2,459	$ 2,647
Interest only [Member] | Residential 1-4 family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1
Pre-Modification Outstanding Recorded Investment	$ 188
Post-Modification Recorded Investment	$ 188
Interest only [Member] | Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Multi Family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract		1
Pre-Modification Outstanding Recorded Investment		$ 1,252
Post-Modification Recorded Investment		$ 1,252
Interest only [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Construction and Land Loans [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	2	1
Pre-Modification Outstanding Recorded Investment	$ 2,203	$ 1,395
Post-Modification Recorded Investment	$ 2,203	$ 1,395
Interest only [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1
Pre-Modification Outstanding Recorded Investment	$ 68
Post-Modification Recorded Investment	$ 68
Interest only [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	2	2
Pre-Modification Outstanding Recorded Investment	$ 2,410	$ 1,586
Post-Modification Recorded Investment	$ 2,410	$ 1,586
Below Market Rate [Member] | Residential 1-4 family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1	1
Pre-Modification Outstanding Recorded Investment	$ 863	$ 879
Post-Modification Recorded Investment	$ 863	$ 879
Below Market Rate [Member] | Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Multi Family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Construction and Land Loans [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1	1
Pre-Modification Outstanding Recorded Investment	$ 1,547	$ 707
Post-Modification Recorded Investment	$ 1,547	$ 707
Below Market Rate [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	3	8
Pre-Modification Outstanding Recorded Investment	$ 1,013	$ 3,460
Post-Modification Recorded Investment	$ 1,013	$ 3,460
Loan term extension [Member] | Residential 1-4 family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1	6
Pre-Modification Outstanding Recorded Investment	$ 131	$ 1,217
Post-Modification Recorded Investment	$ 131	$ 1,217
Loan term extension [Member] | Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Multi Family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Construction and Land Loans [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1
Pre-Modification Outstanding Recorded Investment	$ 35
Post-Modification Recorded Investment	$ 35
Loan term extension [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1	1
Pre-Modification Outstanding Recorded Investment	$ 847	$ 2,114
Post-Modification Recorded Investment	$ 847	$ 2,114
Loan term extension [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract		1
Pre-Modification Outstanding Recorded Investment		$ 129
Post-Modification Recorded Investment		$ 129
Subsequently defaulted [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Residential 1-4 family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Multi Family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Construction and Land Loans [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment